Shareholder Fees - FidelitySAIVolatilityIndexFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelitySAIVolatilityIndexFunds-ComboPRO | Fidelity SAI Emerging Markets Low Volatility Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none